Cover	May 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 17, 2024
Entity Registrant Name	Autolus Therapeutics plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-38547
Entity Address, Address Line One	The Mediaworks
Entity Address, Address Line Two	191 Wood Lane
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W12 7FP
Entity Address, Country	GB
City Area Code	(44) 20
Local Phone Number	3829 6230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001730463
Amendment Flag	false
Common Class A
Cover [Abstract]
Title of 12(b) Security	Ordinary shares, nominal value $0.000042 per share*
Trading Symbol	*
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value $0.000042 per share*
Trading Symbol	*
Security Exchange Name	NASDAQ
8880 American Depositary Receipts
Cover [Abstract]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value $0.000042 per share
Trading Symbol	AUTL
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value $0.000042 per share
Trading Symbol	AUTL
Security Exchange Name	NASDAQ